SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Statutory HK income tax rate	8.25%	8.25%
Effect of rate differential		0.09%
Effect of tax relief	(0.91%)	(0.54%)
Effect of non-deductible items	0.17%	(0.13%)
Effect of change in valuation allowance	(6.74%)	24.15%
others	66.39%
Effective tax rate	67.16%	31.82%